COMMON STOCK	12 Months Ended
Nov. 30, 2011
Weighted average number of common shares outstanding-basic [Default Label]
Note 2. COMMON STOCK

The Company has 75,000,000 common shares authorized with a par value of $ 0.001 per share. On June 25, 2010, the Company issued 3,000,000 shares of its common stock at $0.001 per share for total proceeds of $3,000. On September 10, 2010, the Company issued 960,000 shares of its common stock at $0.01 per share for total proceeds of $9,600. On November 18, 2010, the Company issued 550,000 shares of its common stock at $0.02 per share for total proceeds of $11,000.

During the period from inception on June 2, 2010 to November 30, 2011, the Company sold a total of 4,510,000 shares of common stock for total cash proceeds of $23,600.